11. THIRD PARTY BORROWINGS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
THIRD PARTY BORROWINGS

As of December 31, 2016, the Company had a total of $14.4 million of unused bank facilities, which was granted by China Citic Bank. As of December 31, 2015, the Company had a total of $33.9 million of unused bank facilities, of which $24.6 million was granted by China Citic Bank and $9.3 million by China Minsheng Bank.

Short-term bank borrowings

Summaries of short-term bank borrowings are as follows:

	Weighted-average interest rate			December 31,
	2016	2015	Maturities	2016	2015
Short-term bank loans	4.98%	5.93%	December 2017	$83,610	$75,921

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bore interest at rates in the range of 4.35% to 5.22% and 4.35% to 6.72% as of December 31, 2016 and 2015, respectively, are denominated in RMB and have terms maturing within one year. All of the loans due before the filing date of this annual report were repaid. The weighted average short-term bank loans for the years ended December 31, 2016 and 2015 was $79,680 and $121,647, respectively.

The legal representative of Shijie Kaiyuan Auto Trade Co., Ltd has provided the guarantee for the Company to secure two short-term bank borrowings from Agricultural Bank of China for a total amount of $23.1 million.

Long-term bank borrowings

Summaries of long-term bank borrowings are as follows:

	Weighted-average interest rate			December 31,
	2016	2015	Maturities	2016	2015
					(Combined – Note 2)
Long-term bank loans, current portion	4.98%	6.79%	December 2017	$8,938	$14,784
Long-term bank loans	4.99%	6.34%	December 2028	95,719	118,424
Total				$104,657	$133,208

The total carrying amount of property, equipment and leasehold improvements that have been pledged as collateral to secure financing from commercial banks is $178.0 million and $204.6 million as of December 31, 2016 and 2015 respectively.